Summary of Significant Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Mar. 10, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,254,598	$ 1,707,801	$ 1,114,131	$ 1,309,429
Issued warrants (in Shares)	250,000
Lease interest		1,100,000	685,441
Cash		$ 1,960,000	$ 1,900,000		$ 7,688
Weighted average lease term			14 years 7 months 6 days
Weighted average discount rate		6.00%
Lease liabilities		$ 1,171,786
Lease payments		$ 1,906,838